GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 277
2014	86
2015 and thereafter	89
Finite-Lived Intangible Assets, Net	$ 452